EQUITY (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Equity [Line Items]
Common stock, shares outstanding	118,261,955	328,411,705
Common stock, voting right	one (1) vote per Class A Unit held, and the holders of Class B Units are deemed to have one (1) vote per Class B unit
Class A Units
Equity [Line Items]
Common stock, shares outstanding	850,000		850,000
Class A Units | JV Holdings
Equity [Line Items]
Ownership percentage	100.00%
Class B Units
Equity [Line Items]
Common stock, shares outstanding	150,000		150,000
Class B Units | Emerson
Equity [Line Items]
Ownership percentage	100.00%